Related Parties - Summary of Time Deposits at Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 20,591,470	₺ 43,407,567
Banks - Time deposits | Gross Carrying Amount
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	25,646,258	45,290,997
Banks - Time deposits | Gross Carrying Amount | Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	6,312,053	11,665,907
Banks - Time deposits | Gross Carrying Amount | Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	6,367,808	16,374,759
Banks - Time deposits | Gross Carrying Amount | Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	8,757,588	12,524,783
Banks - Time deposits | Gross Carrying Amount | Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 4,208,809	₺ 4,725,548